CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/LOSS	12 Months Ended
	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 $ / shares	Dec. 31, 2015 CAD ($)
Mineral exploration expenses
Mineral exploration expenses		$ 1,742,813		$ 1,157,878		$ 3,395,193
Reimbursements from optionees		(780,195)		(581,875)		(2,654,670)
Operating expense		(962,618)		(576,003)		(740,523)
General administrative expenses
Bank charges		3,875		13,136		10,577
Consulting		124,520		266,573		143,100
Depreciation		2,589		5,176		5,765
Insurance		0		0		4,600
Investor relations		292,430		191,544		163,278
Listing and filing fees		10,485		12,035		10,087
Office and administrative fees		29,070		44,867		21,777
Professional fees		203,662		202,484		180,836
Rent		9,000		7,308		25,729
Salaries		0		0		161
Share-based payment		110,564		270,698		192,043
Telephone		37		37		0
Transfer agent fees		10,581		8,432		6,335
Travel		66,882		61,023		52,130
General and administrative expense		(863,695)		(1,083,313)		(816,418)
Other items
Foreign exchange (loss)		(11,494)		20,536		4,256
Interest income		2,068		3,056		2,508
Other income		2,837		2,308		1,247
Write down of due from optionee		(1)		(238,705)		0
(Loss) on disposal of equipment		(2,105)		0		0
Write-down of exploration and evaluation assets		(71,289)		0		0
Other expense, by function		(79,984)		(212,805)		8,011
Net loss for the year		(1,906,297)		(1,872,121)		(1,548,930)
Exchange difference arising on the translation of foreign subsidiaries		26,776		(28,208)		5,593
Comprehensive loss for the year		$ (1,879,521)		$ (1,900,329)		$ (1,543,337)
Basic and diluted loss per share | $ / shares	$ (0.02)		$ (0.03)		$ (0.03)